Estimated Useful Lives of Assets (Detail)	12 Months Ended
Feb. 02, 2014
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Estimated Depreciable Lives (In Years), description	Shorter of 40 or expected ground lease term
Buildings and building improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Depreciable Lives (In Years)	40 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated Depreciable Lives (In Years), description	Shorter of 20 or expected lease term
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Depreciable Lives (In Years)	20 years
Furniture, fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Depreciable Lives (In Years)	10 years
Furniture, fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Depreciable Lives (In Years)	3 years
Games | Maximum
Property, Plant and Equipment [Line Items]
Estimated Depreciable Lives (In Years)	20 years
Games | Minimum
Property, Plant and Equipment [Line Items]
Estimated Depreciable Lives (In Years)	5 years